Risk management (Details 10)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk Management
Credit	48.00%	55.00%
Market	2.00%	2.00%
ALM	5.00%	6.00%
Business	8.00%	11.00%
Operational	7.00%	2.00%
Fixed Assets	1.00%	1.00%
Intangible Assets	2.00%	3.00%
Pension Funds	1.00%	1.00%
Deferred Tax Assets	26.00%	19.00%
TOTAL	100.00%	100.00%